Stockholders' Equity - Summary of Non-vested Options (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Non-vested Options, Number of Options [Roll Forward]
Non-vested, beginning of period (in shares)	35,471	14,116
Granted (in shares)		32,765
Vested (in shares)	(15,671)	(9,994)
Forfeited (in shares)	(5,218)	(1,416)
Non-vested, end of period (in shares)	14,582	35,471
Non-vested Options, Weighted Average Exercise Price [Roll Forward]
Non-vested, beginning of period (in dollars per share)	$ 22.55	$ 332.16
Granted (in dollars per share)		28.48
Vested (in dollars per share)	26.85	421.60
Forfeited (in dollars per share)	19.23	574.72
Non-vested, end of period (in dollars per share)	$ 19.11	$ 22.55